INVENTORIES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Raw materials	€ 222,243	€ 203,247
Semi-finished goods	239,388	229,791
Finished goods	626,563	515,476
Total inventories	1,088,194	948,514
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	187,276
Changes in other provisions [abstract]
Provision	112,062
Utilizations and other changes	(63,628)
Balance at end of period	206,212	187,276
Provisions for slow moving and obsolete inventories
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	123,428	110,963
Changes in other provisions [abstract]
Provision	36,932	20,822	€ 18,021
Utilizations and other changes	(11,132)	(8,357)
Balance at end of period	€ 149,228	€ 123,428	€ 110,963